LEASES - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Presentation of leases for lessee [abstract]
Expenses relating to short-term assets	R$ 2,429	R$ 4,932
Expenses relating to low-value assets	47	3,115
Total	R$ 2,476	R$ 8,047